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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07677

Profit Funds Investment Trust
Exact name of registrant as specified in charter)

8401 Colesville Road, Suite 320 Silver Spring, Maryland	20910
(Address of principal executive offices)	(Zip code)

Eugene A. Profit Profit Investment Management 8401 Colesville Road, Suite 320 Silver Spring, Maryland 20910
(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-650-0059

Date of fiscal year end: September 30
Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30 with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

[See General Instruction F]

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

* Print the name and title of each signing officer under his or her signature.

(Registrant)	Profit Funds Investment Trust

By (Signature and Title)*	/s/ Eugene A. Profit
Eugene A. Profit, President

Date: August 16, 2006

EXHIBIT A
Name of Fund: The Profit Fund

For shareholder meetings held from July 1, 2005 through June 30th 2006

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Brief Identification of the Matter Voted On	Proposed by Issuer or Security Holder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund vote For or Against Management?

Adobe Systems	ADBE	00724F101	03/28/06	Directors	Issuer	Yes	For	For
				Omnibus Stock Plan	Issuer	Yes	For	For
				Approve Exec Incentive Bonus Plan	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For

Aetna Inc	AET	00817Y108	04/28/06	Directors	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For
				Approve Qualified Employee Stock Purchase Plan	Issuer	Yes	For	For
				Provide for Cumulative Voting	Shareholder	Yes	Against	For

AFLAC Inc	AFL	001055102	05/01/06	Directors	Issuer	Yes	For & Withhold	Split
				Ratify Auditors	Issuer	Yes	For	For

American Express	AXP	25816109	04/24/06	Directors	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For
				Limit/Prohibit Exec Stk-Based Awars	Shareholder	Yes	Against	For
				Req Majority Vote for Election of Directors	Shareholder	Yes	For	Against
				Exclude Reference to Sex Orientation from Co's EEO Statement	Shareholder	Yes	Against	For
				Reimbursement of Expenses for Shareholder-Nominated Directors	Shareholder	Yes	Against	For

American Standard	ASD	029712106	05/03/06	Directors	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For

Amgen Inc	AMGN	031162100	05/10/06	Directors	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For
				Stock Retention	Shareholder	Yes	For	Against
				Link Exec Compensation to Social Issues	Shareholder	Yes	Against	For
				Submit Shareholder Rights Plan to Sh Vote (Poison Pill)	Shareholder	Yes	For	Against
				Develop an Animal Welfare Policy	Shareholder	Yes	Against	For
				Require a Majority Vote for Election of Directors	Shareholder	Yes	For	Against
				Report on Political Contributions	Shareholder	Yes	For	Against

Bershire Hathaway	BRK/B	084670207	05/06/06	Directors	Issuer	Yes	For	For

Carnival Corp	CCL	143658300	04/20/06	Directors	Issuer	Yes	For	For
				Ratify PricewaterhouseCoopers LLP as Auditors	Issuer	Yes	For	For
				Auth Audit Committee to Fix Remuneration of Auditors	Issuer	Yes	For	For
				Accept Fin'l Statements & Statutory Reports for the Finl Year Ended 11/30/2005	Issuer	Yes	For	For
				Approve Remuneration Report of Carnival Plc	Issuer	Yes	For	For
				Authorize the Issuance by Carnival of Equity or Equity-Linked Sec w/ Preemptive Rights	Issuer	Yes	For	For
				Authorize 10,633,211 Carnival plc Shares for Market Purchase by Carnival plc	Issuer	Yes	For	For

Caterpiller Inc	CAT	149123101	06/14/06	Directors	Issuer	Yes	For	For
				Increase Authorized Common Stock	Issuer	Yes	For	For
				Approve Omnibus Stock Plan	Issuer	Yes	Against	Against
				Approve Executive Incentive Bonus Plan	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For
				Declassify the Board of Directors	Shareholder	Yes	For	Against
				Separate Chairman and CEO Positions	Shareholder	Yes	For	Against
				Require a Majority Vote for the Election of Directors	Shareholder	Yes	For	Against

Colgate-Palmolive	CL	194162103	05/04/06	Directors	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For
				Approve Non-Employee Director Stock Option Plan	Issuer	Yes	For	For
				Separate Chairman and CEO Positions	Shareholder	Yes	Against	For
				Performance-Based Equity Awards	Shareholder	Yes	For	Against

Countrywide Financial Corp	CFC	222372104	06/14/06	Directors	Issuer	Yes	For	For
				Approve Omnibus Stock Plan	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For
				Approve Report of the Compensation Committee	Shareholder	Yes	For	Against

Cytyc Corp	CYTC	232946103	05/02/06	Directors	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For

Danaher Corp	DHR	235851102	5/2/2006	Directors	Issuer	Yes	For & Withhold	Split
				Ratify Auditors	Issuer	Yes	For	For

eBay	EBAY	278642103	6/13/2006	Directors	Issuer	Yes	For	For
				Amend Stock Option Plan	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For

EMC Corp	EMC	268648102	5/4/2006	Directors	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For
				Require a Majority Vote for the Election of Directors	Shareholder	Yes	For	Against
				Performance-Based and/or Time-Based Equity Awards	Shareholder	Yes	For	Against
				Declassify the Board of Directors	Shareholder	Yes	For	Against
				Limit Composition of Committee(s) to Independent Directors	Shareholder	Yes	Against	For

Friedman, Billings, Ramsey	FBR	358434108	6/8/2006	Directors	Issuer	Yes	For & Withhold	Split
				Ratify Auditors	Issuer	Yes	For	For

General Dynamics Corp	GD	369550108	5/3/2006	Directors	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For
				Require a Majority Vote for the Election of Directors	Shareholder	Yes	For	Against
				Disqualification of Directors Who Fail to Receive Majority Vote	Shareholder	Yes	For	Against
				Separate Chairman and CEO Positions	Shareholder	Yes	For	Against
				Social Proposal	Shareholder	Yes	For	Against
				Social Proposal	Shareholder	Yes	For	Against

General Electric Co	GE	369604103	4/26/2006	Directors	Issuer	Yes	For & Withhold	Split
				Ratify Auditors	Issuer	Yes	For	For
				Restore or Provide for Cumulative Voting	Shareholder	Yes	Against	For
				Adopt Policy on Overboarded Directors	Shareholder	Yes	For	Against
				One Director from the Ranks of the Retirees	Shareholder	Yes	Against	For
				Separate Chairman and CEO Positions	Shareholder	Yes	Against	For
				Require a Majority Vote for the Election of Directors	Shareholder	Yes	Against	For
				Report on Environmental Policies	Shareholder	Yes	Against	For

Gilead Sciences, Inc	GILD	375558103	5/10/2006	Directors	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For
				Amend Omnibus Stock Plan	Issuer	Yes	For	For
				Approve Executive Incentive Bonus Plan	Issuer	Yes	For	For
				Increase Authorized Common Stock	Issuer	Yes	For	For
				Report on Impact of HIV/AIDS, TB, and Malaria Pandemics	Shareholder	Yes	For	Against

MGIC Investmetn Corp	MTG	552848103	5/11/2006	Directors	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For

Nvidia Corporation	NVDA	67066G104	6/22/2006	Directors	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For

Polaris Industries, Inc	PII	731068102	4/20/2006	Directors	Issuer	Yes	For	For
				Amend Qualified Employee Stock Purchase Plan	Issuer	Yes	For	For

Quest Diagnostics Inc	DGX	74834L100	5/4/2006	Directors	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For
				Increase Authorized Common Stock	Issuer	Yes	For	For
				Approve Nonqualified Employee Stock Purchase Plan	Issuer	Yes	For	For

Staples Inc	SPLS	855030102	6/6/2006	Directors	Issuer	Yes	For	For
				Declassify the Board of Directors	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For
				Require a Majority Vote for the Election of Directors	Shareholder	Yes	For	Against

Pepsi Bottling Group Inc	PBG	713409100	5/24/2006	Directors	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For

United Technologies Corp	UTX	913017109	4/12/2006	Directors	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For
				Increase Authorized Common Stock	Issuer	Yes	For	For
				Establish Term Limits for Directors	Shareholder	Yes	Against	For
				Report on Foreign Sales of Military Products	Shareholder	Yes	Against	For

Wal-Mart Stores Inc	WMT	931142103	6/2/2006	Directors	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For
				Report on Animal Welfare Standards	Shareholder	Yes	Against	For
				Report on Political Contributions	Shareholder	Yes	For	Against
				Require a Majority Vote for the Election of Directors	Shareholder	Yes	For	Against
				Prepare a Sustainability Report	Shareholder	Yes	For	Against
				Report on Pay Disparity	Shareholder	Yes	Against	For
				Report on Stock Option Distribution by Race and Gender	Shareholder	Yes	For	Against

XM Satellite Radio Holdings	XMSR	983759101	5/26/2006	Directors	Issuer	Yes	For & Withhold	Split
				Ratify Auditors	Issuer	Yes	For	For

XTO Energy Inc	XTO	98385X106	5/16/2006	Directors	Issuer	Yes	For	For
				Increase Authorized Common Stock	Issuer	Yes	For	For
				Amend Omnibus Stock Plan	Issuer	Yes	For	For
				Ratify Auditors	Issuer	Yes	For	For

Interactive Corporation	IACI	44919P102	07/19/05	Directors recommended	Issuer	Yes	For	For

				Spin off Expedia	Issuer	Yes	For	For

				Reverse Stock Split	Issuer	Yes	For	For

				No Breach of Duty	Issuer	Yes	For	For

				Govern Director Removal Procedures	Issuer	Yes	For	For

				Stock & Incentive Plan	Issuer	Yes	For	For

				Approve Auditors	Issuer	Yes	For	For

Medtronic	MDT	585055106	08/25/05	Directors recommended	Issuer	Yes	For	For

				Approve Auditors	Issuer	Yes	For	For

				Stock & Incentive Plan	Issuer	Yes	For	For

				Stock Compensation Plan	Issuer	Yes	For	For

Adobe	ADBE	00724F101	08/24/05	Issuance of Shares	Issuer	Yes	For	For

				Proxy Quorom	Issuer	Yes	For	For

General Mills	GIS	370334104	09/26/05	Directors recommended	Issuer	Yes	For	For

				Approve Auditors	Issuer	Yes	For	For

				Stock & Incentive Plan	Issuer	Yes	For	For

				General Mills Sale	Shareholder	Yes	Against	For

H&R Block	HRB	093671105	09/07/05	Directors recommended	Issuer	Yes	For	For

				Stock & Incentive Plan	Issuer	Yes	For	For

				Approve Auditors	Issuer	Yes	For	For

FedEx Corporation	FDX	31428X106	09/26/05	Directors recommended	Issuer	Yes	For	For

				Incentive Stock Plan	Issuer	Yes	For	For

				Approve Auditors	Issuer	Yes	For	For

				Simple Majority Vote	Shareholder	Yes	Against	For

				Political Contributions	Shareholder	Yes	Abstain	Neither

				Majority Vote	Shareholder	Yes	Against	For

Sysco Corporation	SYY	871829107	11/11/05	Recommend Directors	Issuer	Yes	For	For

				Approve Auditors	Issuer	Yes	For	For

Approve Management Incentive
				Plan	Issuer	Yes	For	For

				Approval Executive Compensation	Issuer	Yes	For	For

				Approval of Non-Employee Stock	Issuer	Yes	For	For
Plan

Kla-Tencor	KLAC	482480100	11/04/05	Recommend Directors	Issuer	Yes	For	For

				Approve IRS Bonus Plan	Issuer	Yes	For	For

				Approve Accounting Firm	Issuer	Yes	For	For

				Majority Director Voting	Shareholder	Yes	Against	For

MicroSoft Corporation	MSFT	594918104	11/09/05	Recommend Directors	Issuer	Yes	For	For

				Approve Auditors	Issuer	Yes	For	For

Barr Pharmaceuticals	BRL	068306109	11/03/05	Recommend Directors	Issuer	Yes	For	For

				Increase Authorized Shares	Issuer	Yes	For	For

				Approve Accounting Firm	Issuer	Yes	For	For

				Elimination of Animal Testing	Shareholder	Yes	Against	For